Trade and other payables - Components (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables.
Trade payables	$ 7,208	$ 8,036
Electricity accrual	4,091	1,670
Audit fee	597	562
Dividends due	2,487	2,522	$ 1,048	$ 1,883
Standard bank option payable	4,176
Other payables	784	924
Financial liabilities	19,343	13,714
Production and management bonus accrual - Blanket Mine	1,306	529
Other employee benefits - other	2,914	2,235
Other employee benefits - settlement		1,081
Leave pay	3,045	2,838
Bonus accrual	2,664	1,115
Tailings storage facility - accrual	130	1,351
Other accruals	2,851	3,784
Non-financial liabilities	12,910	12,933
Total	$ 32,253	$ 26,647